IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 270,482	$ 228,691
Derivative and Repo Style Transactions [member]
Disclosure of credit risk exposure [line items]
Credit exposure exclusions at default based on Basel III classifications	$ 7,086	$ 9,025
Other sector [member]
Disclosure of credit risk exposure [line items]
Credit exposure ratio	2.00%	2.00%